Organization and principal activities (Details)	Dec. 31, 2024	Dec. 31, 2023
Jiadezhigao HK
Organization and principal activities
Percentage of ownership held	100.00%	100.00%
WISMASS HK
Organization and principal activities
Percentage of ownership held	100.00%	100.00%
Shenzhen Kebiao
Organization and principal activities
Percentage of ownership held	99.95%	99.00%
Jiade Zhigao
Organization and principal activities
Percentage of ownership held	99.96%	99.18%
Kebiao Technology
Organization and principal activities
Percentage of ownership held	99.96%	99.18%